Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Mr. Anthony So, Director
Unpaid vacation payments	$ 43	$ 43	$ 43
Mr. Kim Wah Chung, Director
Unpaid vacation payments	11	$ 11	10
Mr. Andrew So, Director, Chief Executive Officer
Unpaid vacation payments	16		10
Mr. Albert So, Director, Chief Financial Officer and Secretary
Unpaid vacation payments	$ 10		$ 10